Related Party Transactions (10-Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party debt issued for cash bond	$ 20,000	$ 20,000
Proceeds from related party debt		22,500		46,500	10,022
Related party paid expenses on behalf of company		14,345		85,898
Repayments of related party debt		80,500		19,575
Due to related parties		$ 81,871		$ 122,845	$ 10,022